Commitments and contingencies - Narrative (Details) - Australian Competition and Consumer Commission (ACCC) - Pending Litigation € in Millions, $ in Millions		3 Months Ended
	Apr. 22, 2022 AUD ($)	Jun. 30, 2022 AUD ($)	Jun. 30, 2022 EUR (€)
Loss Contingencies [Line Items]
Penalty judgment	$ 44.7
Penalty payment		$ 44.7	€ 29.6